Share-Based Compensation - Summary of Stock Option Plans (Parenthetical) (Detail) - Post- Merger [member]	Dec. 31, 2018
Potash Corp [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Conversion ratio	0.40
Agrium Inc [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Conversion ratio	2.23